Segment (Tables)	12 Months Ended
Dec. 31, 2018
Segment
Summary of revenue generated for the respective countries

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2016	2017	2018
PRC	71,214	105,380	141,926
Hong Kong	22,766	18,287	17,004
Others	1,377	1,591	1,087
	95,357	125,258	160,017

Summary of long-lived assets	The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2017	2018
PRC	858	231
Hong Kong	300	92
Others	7	6
	1,165	329